Label	Element	Value
C000106442 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	8.00%
C000106442 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	22.60%
C000106442 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%
C000106442 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.40%
C000106442 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.10%
C000106442 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.10%
C000001854 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	8.00%
C000001854 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	22.60%
C000001854 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%
C000001854 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.40%
C000001854 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.10%
C000001854 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.10%
C000001857 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	8.00%
C000001857 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	22.60%
C000001857 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%
C000001857 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.40%
C000001857 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.10%
C000001857 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.10%
C000153977 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	8.00%
C000153977 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	22.60%
C000153977 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%
C000153977 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.40%
C000153977 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.10%
C000153977 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.10%
C000113488 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	8.00%
C000113488 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	22.60%
C000113488 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%
C000113488 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.40%
C000113488 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.10%
C000113488 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.10%
C000153978 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	8.00%
C000153978 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	22.60%
C000153978 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%
C000153978 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.40%
C000153978 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.10%
C000153978 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.10%
C000001856 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	8.00%
C000001856 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	22.60%
C000001856 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%
C000001856 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.40%
C000001856 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.10%
C000001856 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.10%